Subsequent Events	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent Events	NOTE 13 – SUBSEQUENT EVENTS None.	NOTE 13 – SUBSEQUENT EVENTS None.